N-2	12 Months Ended
Mar. 31, 2026
Cover [Abstract]
Entity Central Index Key	0002008602
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSR
Entity Registrant Name	Franklin Lexington Private Markets Fund
Document Period End Date	Mar. 31, 2026